Loans Receivable from Franchisees, Net (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Loans Receivable from Franchisees, Net [Line Items]
Maturity period	180 days
Franchise [Member]
Loans Receivable from Franchisees, Net [Line Items]
Financing receivable past due	$ 378,923
Franchise [Member] | Past Due [Member]
Loans Receivable from Franchisees, Net [Line Items]
Financing receivable past due	$ 430,501	$ 55,495